Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 227,857	$ 206,738	$ 239,109
Weighted average number of shares, basic net earnings	43,787	42,789	42,786
Employee stock options, Per Share amount	61	0	3
Weighted average number of shares, diluted net earnings	43,848	42,789	42,789
Basic net earnings per share (in usd per share)	$ 5.20	$ 4.83	$ 5.59
Diluted net earnings per share (in usd per share)	$ 5.20	$ 4.83	$ 5.59